Condensed Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		239 Months Ended	242 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
OPERATING EXPENSES:
Research and development	$ 155,151	$ 321,896	$ 705,151	$ 543,771	$ 1,390,438	$ 988,127	$ 11,457,638	$ 12,007,638
Research and development - stock-based compensation							3,623,294	3,623,294
Patent application and prosecution fees	327,966	246,944	742,402	572,421	2,069,530	1,345,743	12,728,425	13,142,864
Salaries and related expenses	409,825	412,037	842,092	537,296	1,900,690	951,411	16,681,654	17,113,921
Stock-based compensation		19,210,470		19,406,501	26,064,190	9,950,226	56,945,272	56,945,272
Selling, general and administrative expenses	185,921	128,965	485,595	310,707	1,407,546	622,451	7,541,906	7,822,066
Depreciation and amortization					3,393	1,412	9,279	28,790
Total operating expenses	1,078,863	20,320,312	2,775,240	21,370,696	32,835,787	13,869,370	108,987,468	110,683,845
LOSS FROM OPERATIONS	1,078,863	20,320,312	2,775,240	21,370,696	32,835,787	13,869,370	108,987,468	(110,683,845)
OTHER INCOME (EXPENSES):
Interest expense		(4,178,613)		(4,445,521)	4,591,153	4,582,324	19,229,445	(19,229,445)
Loss on extinguishment of debt				(1,811,800)	(1,811,800)	(2,410,506)	(44,836,858)
Gain on settlement of lawsuit							268,187	268,187
Interest income							349,162	349,162
Total other expense		(4,178,613)		(6,257,321)	(6,402,953)	(6,992,830)	(63,448,954)	(63,448,954)
LOSS BEFORE INCOME TAX BENEFIT	1,078,863	24,498,925	2,775,240	27,628,017	(39,238,740)	(20,862,200)	(172,436,422)	(174,132,799)
INCOME TAX BENEFIT							173,394	173,394
NET LOSS	$ (1,078,863)	$ (24,498,925)	$ (2,775,240)	$ (27,628,017)	$ (39,238,740)	$ (20,862,200)	$ (172,263,028)
NET LOSS per share (basic and diluted)	$ (0.02)	$ (0.35)	$ (0.06)	$ (0.44)	$ (0.59)	$ (0.52)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING, BASIC and DILUTED	43,324,966	67,569,742	43,174,938	63,059,799	66,855,209	40,395,528